Non-controlling interests - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 623	£ 423	£ 637
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 2,574	560	825
Percentage of common stock held	78.30%
Shionogi ViiV healthcare joint venture [member]
Disclosure of noncontrolling interests [line items]
Remeasurements Of Contingent Consideration Payable For Acquisition	£ 37	£ 1,194	£ 908
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Profit after taxation	£ 150
Percentage of common stock held	68.00%